UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 06-30-2004

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      7/8/2004

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 105
Form 13F Information Table Value Total: $143,090,062

List of Other Included Managers:


No. 13F File Number


FORM 13F INFORMATION TABLE


                                  Title                                    Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                    of ClassCUSIP     Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None


3M Co                             Common  88579Y101       $234,926    2,610    SH     Sole                                2,610
Abbott Laboratories               Common  002824100       $211,251    5,182    SH     Sole                                5,182
Affiliated Computer Services, Inc.Common  008190100     $2,045,072   38,630    SH     Sole                               38,630
Ambac Financial Group Inc         Common  023139108     $1,876,025   25,545    SH     Sole                               25,545
American Express Co               Common  025816109       $245,251    4,773    SH     Sole                                4,773
American International Group, Inc.Common  026874107     $1,393,667   19,552    SH     Sole                               19,552
Anheuser-Busch Companies, Inc.    Common  035229103       $902,297   16,709    SH     Sole                               16,709
Automatic Data Processing, Inc.   Common  053015103     $2,555,727   61,025    SH     Sole                               61,025
AutoZone, Inc.                    Common  053332102     $2,545,979   31,785    SH     Sole                               31,785
Bank of America Corporation       Common  060505104       $415,187    4,906    SH     Sole                                4,906
Bank One Corporation              Common  06423A103       $244,698    4,798    SH     Sole                                4,798
BB & T Corp                       Common  054937107     $1,904,771   51,522    SH     Sole                               51,522
Bellsouth Corporation             Common  079860102       $418,945   15,978    SH     Sole                               15,978
Berkshire Hathaway Inc. Class A   Common  084670108     $2,223,750       25    SH     Sole                                   25
Berkshire Hathaway Inc. Class B   Common  084670207       $357,555      121    SH     Sole                                  121
Boston Properties, Inc.           Common  101121101       $529,095   10,565    SH     Sole                               10,565
BP p.l.c. ADR                     Common  055622104       $202,602    3,782    SH     Sole                                3,782
Bristol-Myers Squibb Company      Common  110122108       $270,063   11,022    SH     Sole                               11,022
Cardinal Health Inc.              Common  14149Y108     $4,199,848   59,955    SH     Sole                               59,955
Caterpillar                       Common  149123101       $272,876    3,435    SH     Sole                                3,435
Charter One Financial Inc.        Common  160903100       $321,939    7,285    SH     Sole                                7,285
ChevronTexaco Corp                Common  166764100     $1,215,978   12,920    SH     Sole                               12,920
Cintas Corporation                Common  172908105       $259,420    5,442    SH     Sole                                5,442
Cisco Systems, Inc.               Common  17275r102     $1,024,598   43,232    SH     Sole                               43,232
Citigroup Inc.                    Common  172967101     $1,179,333   25,362    SH     Sole                               25,362
Clorox Company                    Common  189054109     $2,520,131   46,860    SH     Sole                               46,860
Coca-Cola Company                 Common  191216100       $527,773   10,455    SH     Sole                               10,455
Colgate-Palmolive Company         Common  194162103     $3,251,332   55,625    SH     Sole                               55,625
Comcast Corporation               Common  20030n200     $2,084,003   75,480    SH     Sole                               75,480
Commerce Bancorp                  Common  200519106       $577,930   10,505    SH     Sole                               10,505
Constellation Brands, Inc.        Common  21036p108       $973,177   26,210    SH     Sole                               26,210
Diamonds Trust Series 1           Common  252787106       $677,689    6,477    SH     Sole                                6,477
Du Pont                           Common  263534109       $219,124    4,933    SH     Sole                                4,933
EMC Corp/Mass                     Common  268648102       $281,067   24,655    SH     Sole                               24,655
Exxon Mobil Corp.                 Common  30231g102     $2,167,611   48,809    SH     Sole                               48,809
Fannie Mae                        Common  313586109     $3,605,007   50,518    SH     Sole                               50,518
First Data Corp.                  Common  319963104     $1,737,838   39,035    SH     Sole                               39,035
Gannett Co., Inc.                 Common  364730101     $1,882,509   22,186    SH     Sole                               22,186
General Electric Company          Common  369604103     $3,399,264  104,915    SH     Sole                              104,915
H & R Block Inc                   Common  093671105     $2,995,496   62,825    SH     Sole                               62,825
Harley-Davidson, Inc.             Common  412822108     $4,065,122   65,630    SH     Sole                               65,630
HCA Inc.                          Common  404119109     $2,359,408   56,730    SH     Sole                               56,730
Hewlett-Packard Co                Common  428236103       $342,570   16,235    SH     Sole                               16,235
Hilb, Rogal & Hobbs Co            Common  431294107       $356,086    9,980    SH     Sole                                9,980
Home Depot, Inc.                  Common  437076102     $1,564,076   44,433    SH     Sole                               44,433
Illinois Tool Works               Common  452308109       $347,122    3,620    SH     Sole                                3,620
IMS Health Inc.                   Common  449934108       $278,209   11,869    SH     Sole                               11,869
Intel Corp                        Common  458140100       $790,978   28,658    SH     Sole                               28,658
Intl Business Machines Corp       Common  459200101       $516,050    5,854    SH     Sole                                5,854
iShares DJ Select Dividend        Common  464287168       $546,761    9,825    SH     Sole                                9,825
iShares Lehman US Treasury Fund   Common  464287176       $419,095    4,112    SH     Sole                                4,112
iShares MSCI EAFE Index Fund      Common  464287465       $473,759    3,313    SH     Sole                                3,313
iShares MSCI Emerging Markets IndeCommon  464287234       $476,324    2,947    SH     Sole                                2,947
iShares Russell 2000 Index Fund   Common  464287655     $2,031,316   17,216    SH     Sole                               17,216
J.P. Morgan Chase & Co.           Common  46625h100     $1,274,103   32,863    SH     Sole                               32,863
Johnson & Johnson                 Common  478160104     $3,849,571   69,112    SH     Sole                               69,112
Johnson Controls, Inc.            Common  478366107     $2,692,466   50,439    SH     Sole                               50,439
Jones Apparel Group, Inc.         Common  480074103     $2,524,549   63,945    SH     Sole                               63,945
Kroger Co                         Common  501044101     $3,450,174  189,570    SH     Sole                              189,570
Laboratory CP Amer Hldgs          Common  50540R409     $1,866,496   47,015    SH     Sole                               47,015
Lincare Holdings Inc.             Common  532791100     $2,046,685   62,285    SH     Sole                               62,285
Liz Claiborne, Inc.               Common  539320101       $474,216   13,180    SH     Sole                               13,180
Manhattan Scientific              Common  563122100         $6,000   50,000    SH     Sole                               50,000
Marsh & McLennan Companies, Inc.  Common  571748102       $291,612    6,426    SH     Sole                                6,426
MBNA Corp                         Common  55262L100     $2,407,604   93,354    SH     Sole                               93,354
McGraw-Hill Companies, Inc.       Common  580645109     $2,331,174   30,445    SH     Sole                               30,445
Medtronic, Inc.                   Common  585055106       $835,556   17,150    SH     Sole                               17,150
Merck & Co. Inc.                  Common  589331107     $3,477,462   73,209    SH     Sole                               73,209
Microsoft Corp                    Common  594918104     $2,866,058  100,352    SH     Sole                              100,352
Mohawk Industries, Inc.           Common  608190104     $2,502,240   34,123    SH     Sole                               34,123
Motorola, Inc.                    Common  620076109       $316,868   17,362    SH     Sole                               17,362
Neiman Marcus Group - Cl B        Common  640204301       $516,239    9,966    SH     Sole                                9,966
Omnicom Group Inc Com             Common  681919106     $2,657,668   35,020    SH     Sole                               35,020
Oracle Corp.                      Common  68389X105       $326,620   27,378    SH     Sole                               27,378
Outback Steakhouse Inc.           Common  689899102     $2,404,877   58,145    SH     Sole                               58,145
Paychex, Inc.                     Common  704326107       $537,405   15,862    SH     Sole                               15,862
Pepsi Co Inc                      Common  713448108       $693,073   12,863    SH     Sole                               12,863
Pfizer Inc.                       Common  717081103     $3,638,187  106,131    SH     Sole                              106,131
Polaris Industries Inc            Common  731068102       $936,480   19,510    SH     Sole                               19,510
Procter & Gamble Co               Common  742718109       $676,036   12,418    SH     Sole                               12,418
Rohm and Haas Co.                 Common  775371107       $390,187    9,384    SH     Sole                                9,384
Ross Stores, Inc.                 Common  778296103     $3,397,583  126,965    SH     Sole                              126,965
SBC Communications Inc.           Common  78387G103       $355,594   14,663    SH     Sole                               14,663
SPDR Tr Unit Ser 1                Common  78462F103     $1,575,017   13,752    SH     Sole                               13,752
St Jude Med Inc Com               Common  790849103       $246,468    3,258    SH     Sole                                3,258
Stryker Corp                      Common  863667101       $313,500    5,700    SH     Sole                                5,700
SunGard Data Systems, Inc.        Common  867363103     $1,487,200   57,200    SH     Sole                               57,200
Synovus Finl Corp Com             Common  87161C105     $1,917,863   75,744    SH     Sole                               75,744
Sysco Corp                        Common  871829107     $1,022,080   28,494    SH     Sole                               28,494
Time Warner, Inc.                 Common  8873717105      $384,650   21,880    SH     Sole                               21,880
Tyco Intl Ltd New Com             Common  902124106       $253,058    7,636    SH     Sole                                7,636
United Technologies Corp          Common  913017109     $3,113,906   34,039    SH     Sole                               34,039
UnitedHealth Group Inc            Common  91324P102       $230,948    3,710    SH     Sole                                3,710
US Bancorp                        Common  902973304       $267,608    9,710    SH     Sole                                9,710
Verizon Communications            Common  92343v104       $296,455    8,191    SH     Sole                                8,191
Walgreen Co                       Common  931422109       $266,144    7,350    SH     Sole                                7,350
Wal-Mart Stores                   Common  931142103       $638,421   12,100    SH     Sole                               12,100
Walt Disney Co.                   Common  254687106     $1,398,993   54,884    SH     Sole                               54,884
Washington Mut Inc Com            Common  939322103     $3,677,274   95,167    SH     Sole                               95,167
WellChoice Inc                    Common  949475107     $2,084,324   50,346    SH     Sole                               50,346
Wells Fargo & Co.                 Common  949746101     $3,587,130   62,679    SH     Sole                               62,679
Wild Oats Markets Inc.            Common  96808B107       $198,387   14,100    SH     Sole                               14,100
Worthington Industries, Inc.      Common  981811102       $387,196   18,860    SH     Sole                               18,860
Wyeth                             Common  983024100       $303,852    8,403    SH     Sole                                8,403
Yum! Brands, Inc.                 Common  988498101     $1,179,130   31,680    SH     Sole                               31,680